Other Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

8.	OTHER ASSETS

Other assets consist of the following:

	December 31,
	2015	2014
Nissan chargers	$—	$462,552
Deposits	73,513	69,001
Inventory conversion costs	51,716	28,307
Other	6,814	9,843
	$132,043	$569,703

See Note 17 – Commitments and Contingencies – Business Agreements for details associated with the Nissan North America (“Nissan”) direct current fast chargers (“DCFC”).